FOLEY & LARDNER LLP ATTORNEYS AT LAW
777 EAST WISCONSIN AVENUE MILWAUKEE, WISCONSIN 53202-5306 414.271.2400 TEL 414.297.4900 FAX www.foley.com
	March 29, 2005	WRITER'S DIRECT LINE 414.297.5553 pjones@foley.com Email
VIA EDGAR		CLIENT/MATTER NUMBER 015428-0137

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re:	REGAL-BELOIT Corporation--Amendment No. 1 to Registration Statement on Form S-3 (Reg. No. 333-122823)

Ladies and Gentlemen:

        On behalf of REGAL-BELOIT Corporation, a Wisconsin corporation (the “Company”), we are transmitting for filing under the Securities Act of 1933, as amended, Amendment No. 1 to the above-referenced Registration Statement, relating: (i) the offer and sale by the Company from time to time of up to $90,000,000 aggregate amount of common stock, $.01 par value (the “Common Stock”), and related common share purchase rights (“Rights”) and (ii) the resales by the selling shareholder named in the Registration Statement (the “Selling Shareholder”), of up to 4,559,048 shares of Common Stock and attached Rights that may be sold from time to time by the Selling Shareholder in accordance with the terms of that certain Shareholder Agreement, dated December 31, 2004, between the Company and the Selling Shareholder.

        The Company is filing Amendment No. 1 in response to the comment letter of the Staff of the Division of Corporation Finance of the Securities and Exchange Commission (the “Staff”), dated March 9, 2005, with respect to the above-referenced Registration Statement. As requested by the Staff in the comment letter, we have prepared on behalf of the Company a letter responding to the Staff’s comments, copies of which are filed herewith and are being delivered to the Staff with courtesy copies of this filing.

        Should any questions arise in connection with this filing, please contact the undersigned at (414) 297-5553, Benjamin F. Garmer, III at (414) 297-5675 or Jay O. Rothman at (414) 297-5644.

Very truly yours,
/s/ Paul J. Jones
Paul J. Jones
cc:	REGAL-BELOIT Corporation Working Group

BOSTON BRUSSELS CHICAGO DETROIT	JACKSONVILLE LOS ANGELES MADISON MILWAUKEE	NEW YORK ORLANDO SACRAMENTO SAN DIEGO	SAN DIEGO/DEL MAR SAN FRANCISCO SILICON VALLEY TALLAHASSEE	TAMPA TOKYO WASHINGTON, D.C. WEST PALM BEACH